Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.0%)
BCE, Inc.	19,067	728
Verizon Communications, Inc.	64,698	2,097
The Walt Disney Co. *	18,066	1,464

Total		4,289

Consumer Discretionary (0.7%)
General Motors Co.	28,332	934

Total		934

Consumer Staples (15.8%)
Anheuser-Busch InBev SA/NV	13,987	770
Colgate-Palmolive Co.	42,858	3,048
Conagra Brands, Inc.	79,016	2,167
Dollar Tree, Inc. *	17,760	1,890
Kenvue, Inc.	82,636	1,659
Kimberly-Clark Corp.	21,063	2,545
Koninklijke Ahold Delhaize NV	38,193	1,152
Mondelez International, Inc.	30,933	2,147
PepsiCo, Inc.	4,980	844
The Procter & Gamble Co.	10,447	1,524
Unilever PLC, ADR	56,493	2,791
Walmart, Inc.	13,396	2,142

Total		22,679

Energy (9.5%)
Baker Hughes	47,076	1,663
Chevron Corp.	6,330	1,067
ConocoPhillips	13,030	1,561
Enterprise Products Partners LP	41,709	1,142
Exxon Mobil Corp.	37,329	4,389
Shell PLC	39,004	1,238
TotalEnergies SE, ADR	38,478	2,530

Total		13,590

Financials (18.6%)
The Allstate Corp.	28,257	3,148
The Bank of New York Mellon Corp.	62,999	2,687
Berkshire Hathaway, Inc. - Class B *	16,635	5,827
BlackRock, Inc.	3,197	2,067
The Charles Schwab Corp.	33,320	1,829
Chubb, Ltd.	5,176	1,078
JPMorgan Chase & Co.	23,073	3,346
MetLife, Inc.	11,870	747
Northern Trust Corp.	12,753	886
Truist Financial Corp.	66,524	1,903
U.S. Bancorp	62,417	2,064

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Willis Towers Watson PLC	5,160	1,078

Total		26,660

Health Care (23.6%)
Becton Dickinson and Co.	7,000	1,810
Cigna Corp.	6,580	1,882
CVS Health Corp.	20,275	1,416
Henry Schein, Inc. *	30,905	2,295
Johnson & Johnson	43,915	6,840
Medtronic PLC	78,320	6,137
Merck & Co., Inc.	12,524	1,289
Pfizer, Inc.	37,566	1,246
Quest Diagnostics, Inc.	21,908	2,670
Roche Holding AG	5,479	1,494
Universal Health Services, Inc. - Class B	15,505	1,949
Zimmer Biomet Holdings, Inc.	42,872	4,811

Total		33,839

Industrials (8.6%)
Emerson Electric Co.	8,824	852
Norfolk Southern Corp.	9,223	1,816
nVent Electric PLC	17,229	913
Oshkosh Corp.	14,825	1,415
Raytheon Technologies Corp.	49,430	3,558
Siemens AG	5,125	735
Southwest Airlines Co.	45,231	1,224
United Parcel Service,
Inc. - Class B	11,830	1,844

Total		12,357

Information Technology (7.1%)
Automatic Data Processing, Inc.	6,009	1,446
Cisco Systems, Inc.	42,907	2,307
F5, Inc. *	13,947	2,247
Juniper Networks, Inc.	34,786	967
TE Connectivity, Ltd.	11,671	1,442
Texas Instruments, Inc.	11,260	1,790

Total		10,199

Materials (3.4%)
Akzo Nobel NV	12,002	866
Packaging Corp. of America	14,152	2,173
Sonoco Products Co.	33,531	1,822

Total		4,861

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities (6.1%)
Duke Energy Corp.	30,314	2,676
Edison International	22,998	1,456
Eversource Energy	24,357	1,416
Pinnacle West Capital Corp.	10,693	788
Xcel Energy, Inc.	40,552	2,320

Total		8,656

Total Common Stocks (Cost: $143,278)		138,064

Investment Companies (1.0%)
Investment Companies (1.0%)
iShares Russell 1000 Value ETF	9,298	1,412

Total		1,412

Total Investment Companies (Cost: $1,431)		1,412

Total Investments (97.4%) (Cost: $144,709)@		139,476

Other Assets, Less Liabilities (2.6%)		3,733

Net Assets (100.0%)		143,209

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs International	CAD	26	19	12/22/23	$—	$ —π	$ —π
Sell	Goldman Sachs International	CAD	861	635	12/22/23	5	—	5
Sell	Goldman Sachs International	CHF	1,161	1,280	12/22/23	5	—	5
Sell	Goldman Sachs International	EUR	4,912	5,213	12/22/23	8	—	8
Sell	Goldman Sachs International	GBP	2,841	3,469	12/22/23	3	—	3

						$21	$ —π	$ 21

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$21	—	$21	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $144,709 and the net unrealized depreciation of investments based on that cost was $5,212 which is comprised of $7,995 aggregate gross unrealized appreciation and $13,207 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks

Consumer Staples	$20,757	$1,922		$—

Energy	12,352	1,238		—

Health Care	32,345	1,494		—

Industrials	11,622	735		—

Materials	3,995	866		—

All Others	50,738	—		—

Investment Companies	1,412	—		—

Other Financial Instruments^

Forward Foreign Currency Contracts	—	21		—

Total Assets:	$133,221	$6,276		$—

Liabilities:

Other Financial Instruments^

Forward Foreign Currency Contracts	—	—	π	—

Total Liabilities:	$—	$—	π	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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